INCOME TAXES DISCLOSURE: Schedule of deferred tax assets and liabilities (Details) - CAD ($)	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Details
Federal loss carryforwards	$ 4,235,000	$ 3,669,000	$ 3,108,000
Mineral property assets	43,000	40,000	40,000
Deferred share issue costs	18,000	5,000	8,000
Valuation allowances	(4,296,000)	(3,714,000)	(3,156,000)
Net deferred tax asset	$ 0	$ 0	$ 0